RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade and other payables	$ 45		$ 32
Related parties' expenses amounts charged to research and development expenses	$ 53	$ 60